Financial Risk Management - Liquidity Risk - Maturity profile of the insurance contract liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Financial Risk Management.
Insurance contract liabilities, undiscounted cash flows	$ 46,291.6	$ 41,480.3
One year or less
Financial Risk Management.
Insurance contract liabilities, undiscounted cash flows	15,080.6	12,550.3
One to two years
Financial Risk Management.
Insurance contract liabilities, undiscounted cash flows	7,544.2	7,487.2
Two to three years
Financial Risk Management.
Insurance contract liabilities, undiscounted cash flows	5,414.4	5,048.8
Three to four years
Financial Risk Management.
Insurance contract liabilities, undiscounted cash flows	3,972.1	3,868.9
Four to five years
Financial Risk Management.
Insurance contract liabilities, undiscounted cash flows	3,168.5	2,596.8
More than five years
Financial Risk Management.
Insurance contract liabilities, undiscounted cash flows	$ 11,111.8	$ 9,928.3